Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of supplemental information related to leases and location
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets	82,055	85,934
Current operating lease liabilities	44,590	37,758
Non-current operating lease liabilities	35,931	46,709

Total operating lease liabilities	80,521	84,467

Weighted average remaining lease term (in years)	2.30	2.86
Weighted average discount rate	4.6%	3.8%

	Year ended December 31,
	2022	2023
	RMB	RMB
Lease cost*:
Operating fixed lease cost	16,289	13,218
Lease cost related to short-term leases not capitalized	8,869	9,243

Total lease cost	25,158	22,461

Summary of supplemental cash flow information related to leases
Supplemental cash flow information related to leases for the years ended December 31, 2022 and 2023 is as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in measurement of liabilities*:
Operating cash flows payment from operating leases	12,604	12,451
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	2,796	7,998
Right-of-use assets increased due to lease modification:
Operating leases	—	33,987

Summary of maturities of lease liabilities
As of December 31, 2023, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2024	38,489
2025	29,185
2026	21,207

Total minimum lease payments*	88,881
Less: amount representing interest	(4,414)

Present value of minimum lease payments	84,467

*
The lease agreement of the Group’s headquarter office is subsidized and paid by a local government authority subject to certain performance targets which the Group met for the past years and believes it will continue to meet for the remaining lease period. RMB81,147 of the lease liabilities included above will be paid by the subsidies. The above lease cost and operating cash flows from operating leases are presented net of the subsidy impact.